Goodwill and Other Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill and Other Intangible Assets

The following table summarizes the Company’s goodwill and other intangible assets at September 30, 2017 and December 31, 2016:

(In thousands)	September 30, 2017	December 31, 2016
Goodwill	$317,817	$317,817
Core deposit intangible, net of accumulated amortization of $37,520 and $35,495, respectively	2,166	4,191
Customer lists, net of accumulated amortization of $17,583 and $16,041, respectively	9,117	10,659
Trademarks	24	24

Total goodwill and intangible assets	$329,124	$332,691

The following table summarizes the Company’s goodwill and other intangible assets at December 31, 2016 and 2015:

(In thousands)	December 31,
	2016	2015
Goodwill	$317,817	$317,817
Core deposit intangible, net of accumulated amortization of $35,495 and $31,573 respectively	4,191	8,113
Customer lists, net of accumulated amortization of $16,041 and $13,431, respectively	10,659	13,269
Trademarks	24	24

Total goodwill and intangible assets	$332,691	$339,223

Estimated Amortization Expense of Intangible Assets

The amortization expense relating to other intangible assets was $6.5 million, $8.4 million and $10.3 million for 2016, 2015 and 2014, respectively.

Estimated other intangible assets amortization expense for the next five years and thereafter is:

Year	Amount
(In thousands)
2017	$4,652
2018	3,287
2019	995
2020	875
2021	805
Thereafter	4,236

Total	$14,850